(30) RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of transactions between related parties

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	2018	2017	2016	2018	2017	2016

Advances
BAESA – Energética Barra Grande S.A.	-	-	657	691	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	930	979	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	1,155	1,212	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	418	440	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)	-	-	16	13,330	-	-	-	152,369	91,302	-
BAESA – Energética Barra Grande S.A.	-	-	2,993	13,169	12	-	-	44,575	80,362	60,765
Foz do Chapecó Energia S.A.	-	-	41,850	37,415	18	-	215	490,713	381,193	358,272
ENERCAN - Campos Novos Energia S.A.	943	823	78,639	51,381	10,338	8,763	3,684	354,430	281,530	269,480
EPASA - Centrais Elétricas da Paraiba	-	-	13,397	19,458	19	-	-	143,845	137,376	91,010

Intangible assets, property, plant and equipment, materials and services rendered
BAESA – Energética Barra Grande S.A.	2	153	-	-	2,225	1,582	521	-	-	-
Foz do Chapecó Energia S.A.	15	2	-	-	2,143	1,726	1,424	-	-	-
ENERCAN - Campos Novos Energia S.A.	2	152	-	-	1,902	1,665	1,826	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	534	416	-	-	3	(469)	488	-	-	-

Intragroup loans
EPASA - Centrais Elétricas da Paraíba S.A.	-	-	-	-	-	327	4,379	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	3	108	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	33,733	32,734	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	65,010	21,184	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	4,151	3,613	-